JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.5%(a)
California — 94.5%
Certificate of Participation/Lease — 0.2%
City of Livermore Series 2020B, COP, 4.00%, 10/1/2028	885	1,096

Education — 5.1%
California Educational Facilities Authority Series T-1, Rev., 5.00%, 3/15/2039	1,500	2,303
California Educational Facilities Authority, Pomona College Series A, Rev., Zero Coupon, 7/1/2026	2,000	1,929
California Educational Facilities Authority, Stanford University
Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,666
Series U-2, Rev., 5.00%, 10/1/2032	1,500	2,154
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2020A, Rev., 5.00%, 11/1/2030	3,390	4,560
The Regents of the University of California Series 2020BE, Rev., 5.00%, 5/15/2035	2,000	2,671
University of California
Series AB, Rev., 5.00%, 5/15/2026	570	582
Series AM, Rev., 5.00%, 5/15/2028	1,500	1,735
Series AR, Rev., 5.00%, 5/15/2035	1,500	1,830
University of California, Limited Project Series O, Rev., 5.00%, 5/15/2034	1,500	1,917

		21,347

General Obligation — 33.4%
City and County of San Francisco
Series 2020-R1, GO, 5.00%, 6/15/2029	2,000	2,650
Series 2020-R1, GO, 5.00%, 6/15/2030	2,500	3,302
City and County of San Francisco, Transportation and Road Improvement Series 2020B, GO, 2.00%, 6/15/2029	2,500	2,705
City of San Jose Series A-1, GO, 5.00%, 9/1/2036	1,500	1,970
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	3,540
Coast Community College District, Election of 2002 Series B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,762
Counties of Santa Barbara, San Luis Obispo and Ventura, Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,449
County of Contra Costa, Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,306
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,488
County of Riverside, Murrieta Valley Unified School District, Election of 2006 GO, AGM, Zero Coupon, 9/1/2024	1,000	975
County of San Mateo, South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series C, GO, Zero Coupon, 9/1/2028	1,800	1,575
County of Santa Clara, Campbell Union High School District, Election 2016
Series B, GO, 5.00%, 8/1/2033	370	460
Series B, GO, 5.00%, 8/1/2035	2,000	2,476
County of Santa Clara, Palo Alto Unified School District, Election of 2008
GO, Zero Coupon, 8/1/2022	1,500	1,494
GO, Zero Coupon, 8/1/2025	1,015	994
GO, Zero Coupon, 8/1/2026	1,790	1,732
County of Santa Clara, San Jose Unified School District
GO, 5.00%, 8/1/2021	575	594
GO, 5.00%, 8/1/2028	1,750	1,967
Series C, GO, 5.00%, 8/1/2030	900	1,051
Series C, GO, 5.00%, 8/1/2031	1,560	1,821
East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,414

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Escondido Union High School District, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,448
Series 2009A, GO, AGC, Zero Coupon, 8/1/2029	1,000	890
Evergreen Elementary School District, Election of 2006 Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,872
Los Angeles Unified School District
Series A, GO, 5.00%, 7/1/2023	2,550	2,860
Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,990
Manhattan Beach Unified School District, Election of 2008 Series 2009A, GO, Zero Coupon, 9/1/2031	2,335	2,000
Marin Healthcare District, Election of 2013 Series 2017A, GO, 5.00%, 8/1/2032	965	1,213
Menlo Park City School District
GO, Zero Coupon, 7/1/2031	500	379
GO, Zero Coupon, 7/1/2032	880	638
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2030	3,205	2,090
Mountain View Los Altos Union High School District, Santa Clara County Election of 2018 Series B, GO, 3.00%, 8/1/2031	1,000	1,199
Mountain View-Whisman School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	700	747
Napa Valley Community College District, Capital Appreciation, Election of 2002 Series B, GO, NATL-RE, Zero Coupon, 8/1/2026	1,215	1,162
Napa Valley Unified School District, Election of 2006, Capital Appreciation Series A, GO, Zero Coupon, 8/1/2027	2,000	1,856
Newport Mesa Unified School District, Election of 2005 GO, NATL-RE, Zero Coupon, 8/1/2030	4,500	3,976
Palo Alto Unified School District, Election of 2008 GO, Zero Coupon, 8/1/2027	2,360	2,245
San Diego Community College District, Election of 2002 GO, Zero Coupon, 8/1/2035	1,500	1,171
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2018 Series 2019A, GO, 5.00%, 7/1/2021	2,065	2,123
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,385
Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,373
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 5.00%, 8/1/2032	2,000	2,414
Series 2019F-1, GO, 5.00%, 8/1/2035	3,000	4,015
San Jose Unified School District, Election of 2002
Series C, GO, NATL-RE, Zero Coupon, 8/1/2025	2,000	1,949
Series C, GO, NATL-RE, Zero Coupon, 6/1/2031	3,035	2,627
San Juan Unified School District GO, AGM, Zero Coupon, 8/1/2024	1,750	1,721
San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, Zero Coupon, 9/1/2027	1,130	1,070
San Mateo County Community College District, Election of 2005
Series A, GO, NATL-RE, Zero Coupon, 9/1/2024	1,400	1,377
Series B, GO, NATL-RE, Zero Coupon, 9/1/2026	2,000	1,927
Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,813
Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	802
San Mateo County Community College District, Election of 2014 Series B, GO, 5.00%, 9/1/2033	1,000	1,309
San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, Zero Coupon, 8/1/2029	2,000	1,785
Santa Monica Community College District, Election of 2004 Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	946
State of California
GO, 5.00%, 9/1/2021	1,000	1,036
GO, 5.25%, 9/1/2027	1,575	1,633
GO, 5.00%, 11/1/2029	2,000	2,731
State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,356
State of California, Various Purpose
GO, 5.00%, 8/1/2026	1,320	1,662
GO, 5.00%, 8/1/2027	2,000	2,590
GO, 5.00%, 11/1/2027	3,000	3,911
GO, 4.00%, 3/1/2029	1,000	1,266

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 5.00%, 12/1/2029	2,000	2,272
GO, 5.00%, 8/1/2030	2,000	2,552
GO, 5.00%, 9/1/2030	1,000	1,036
GO, 5.00%, 8/1/2031	1,500	1,773
GO, 5.00%, 10/1/2031	1,000	1,346
GO, 5.00%, 8/1/2032	1,500	1,900
GO, 5.00%, 10/1/2032	3,000	3,497
GO, 5.00%, 8/1/2033	1,000	1,225
GO, 5.00%, 4/1/2036	1,000	1,303
GO, 5.00%, 8/1/2036	2,650	3,416
GO, 5.00%, 8/1/2037	1,430	1,838
Tulare Local Health Care District
GO, 4.00%, 8/1/2024	410	460
GO, 4.00%, 8/1/2025	455	525
Upland Unified School District Series 2008A, GO, AGM, Zero Coupon, 8/1/2030	1,500	1,310

		138,735

Hospital — 5.7%
Abag Finance Authority for Nonprofit Corps., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,107
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,541
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,467
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	301
Rev., 5.00%, 11/15/2032	400	480
Series 2016A, Rev., 5.00%, 8/15/2033	3,500	4,270
Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,823
California Health Facilities Financing Authority, Healthcare Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,513
California Health Facilities Financing Authority, Kaiser Permanente Subseries A-1-G, Rev., 5.00%, 11/1/2027	1,720	2,222
California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	667
Series 2014A, Rev., 5.00%, 8/15/2028	850	975
Series 2014A, Rev., 5.00%, 8/15/2030	655	749
Series A, Rev., 5.00%, 8/15/2030	1,000	1,208
California Health Facilities Financing Authority, St. Joseph Health System Series 2013A, Rev., 5.00%, 7/1/2028	1,000	1,110
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	609
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,900
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2027	710	876

		23,818

Housing — 0.6%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,170
City of San Bernardino, Single Family Mortgage Series A, Rev., GNMA COLL, 7.50%, 5/1/2023(b)	230	252

		2,422

Industrial Development Revenue/Pollution Control Revenue — 0.7%
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2028	1,000	1,132
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,653

		2,785

Other Revenue — 6.3%
California County Tobacco Securitization Agency, Senior
Series 2020A, Rev., 5.00%, 6/1/2025	350	423
Series 2020A, Rev., 5.00%, 6/1/2026	600	745
Series 2020A, Rev., 5.00%, 6/1/2031	1,110	1,484
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Rev., 5.00%, 6/1/2025	375	453
Rev., 5.00%, 6/1/2027	275	350
California State Public Works Board Series F, Rev., 5.00%, 5/1/2030	1,000	1,194
California State Public Works Board, Various Capital Projects Series B, Rev., 5.00%, 5/1/2030	2,435	3,342

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Glendale Rev., 3.00%, 2/1/2027	1,725	2,003
Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,347
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024	2,500	2,895
Midpeninsula Regional Open Space District, Promissory Notes
Rev., 5.00%, 9/1/2030	500	605
Rev., 5.00%, 9/1/2031	270	326
Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	870
Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034‡	450	580
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,805
Santa Ana Financing Authority, Police Administration and Holding Facility Lease
Series A, Rev., NATL-RE, 6.25%, 7/1/2024	618	696
Series A, Rev., NATL-RE, 6.25%, 7/1/2024(b)	615	690
Santa Clara County Financing Authority
Series A, Rev., 5.00%, 5/1/2028	1,600	2,113
Series A, Rev., 5.00%, 5/1/2029	1,625	2,201

		26,122

Prerefunded — 5.5%
Bay Area Toll Authority, Toll Bridge, San Francisco Series F-1, Rev., 5.00%, 4/1/2022(b)	3,030	3,225
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2021(b)	1,000	1,034
Series 2016A, Rev., 5.00%, 11/15/2025(b)	2,650	3,259
County of Sacramento, San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023(b)	1,000	1,127
County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2024(b)	1,700	1,996
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2021(b)	1,610	1,662
Cupertino Union School District Series A, GO, 5.00%, 8/1/2023(b)	1,000	1,128
Los Angeles Community College District Series A, GO, 5.00%, 8/1/2024(b)	1,500	1,761
San Diego Community College District, Election of 2006 GO, 5.00%, 8/1/2021(b)	1,000	1,032
San Francisco City and County, Airport Commission Series 2011C, Rev., AMT, 5.00%, 5/1/2021(b)	1,000	1,020
San Mateo Union High School District, Election of 2006 Series A, GO, 5.00%, 9/1/2023(b)	2,035	2,299
Sonoma County Junior College District GO, 5.00%, 8/1/2023(b)	1,000	1,127
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2021(b)	500	514
University of California Series AB, Rev., 5.00%, 5/15/2021(b)	430	439
Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2022(b)	1,000	1,092

		22,715

Transportation — 12.5%
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2024	250	288
Series 2014B, Rev., 5.00%, 5/15/2026	250	289
Series B, Rev., 5.00%, 5/15/2027	225	260
Series A, Rev., AMT, 5.00%, 5/15/2033	500	605
Series A, Rev., 5.00%, 5/15/2036	750	957
City of Los Angeles Department of Airports, International Airport Senior
Series 2020A, Rev., 5.00%, 5/15/2030	2,000	2,697
Series 2020A, Rev., 5.00%, 5/15/2034	1,000	1,320
Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,305
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018D, Rev., AMT, 5.00%, 5/15/2024	2,000	2,305

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Los Angeles, Department of Airports
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,522
Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,119
Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,864
Series C, Rev., 5.00%, 5/15/2031	1,250	1,468
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,536
City of Los Angeles, Harbor Department
Series 2011A, Rev., AMT, 5.00%, 8/1/2021	1,000	1,029
Series B, Rev., 5.00%, 8/1/2025	1,000	1,031
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,709
Foothill Eastern Transportation Corridor Agency, Senior Lien Series 1995A, Rev., Zero Coupon, 1/1/2026(b)	1,795	1,746
Los Angeles County, Metropolitan Transportation Authority Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,580
Port of Los Angeles, Private Activity Series A, Rev., AMT, 5.00%, 8/1/2025	1,000	1,199
San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,114
San Diego Association of Governments, Mid-Coast Corridor Transit Project Series A, Rev., 5.00%, 11/15/2025	1,500	1,777
San Diego County Regional Airport Authority, Senior Airport
Series B, Rev., AMT, 5.00%, 7/1/2024	900	997
Series B, Rev., AMT, 5.00%, 7/1/2028	1,000	1,100
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	913
Series A, Rev., 5.00%, 7/1/2035	1,000	1,223
San Francisco City and County Airport Commission, International Airport Series H, Rev., AMT, 5.00%, 5/1/2027	1,400	1,755
San Francisco City and County, Airport Commission
Series 2018A, Rev., AMT, 5.00%, 5/1/2021	1,025	1,044
Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	2,088
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,378
Series 2011D, Rev., 5.00%, 5/1/2026	1,615	1,646
Series 2012A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,121
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,536
Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,265

		51,786

Utility — 6.3%
Los Angeles Department of Water and Power System
Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,374
Series C, Rev., 5.00%, 7/1/2027	1,500	1,750
Series 2020A, Rev., 5.00%, 7/1/2029	2,000	2,723
Series D, Rev., 5.00%, 7/1/2032	2,480	3,239
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,389
Series C, Rev., 5.00%, 7/1/2036	2,715	3,603
Series C, Rev., 5.00%, 7/1/2037	2,500	3,308
San Francisco City and County Public Utilities Commission, Water Revenue Series D, Rev., 5.00%, 11/1/2034	2,710	3,442
Santa Paula Utility Authority Rev., AGM, 5.00%, 2/1/2028	1,620	2,074
Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,156

		26,058

Water & Sewer — 18.2%
California State Department of Water Resources, Central Valley Project, Water System
Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,783
Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,912
Series AW, Rev., 5.00%, 12/1/2032	2,600	3,272
Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	2,007
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,411

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Los Angeles, Wastewater System Series B, Rev., 5.00%, 6/1/2033	1,500	1,792
City of Los Angeles, Wastewater System, Green Bonds
Series A, Rev., 5.00%, 6/1/2028	1,825	2,202
Series A, Rev., 5.00%, 6/1/2034	1,000	1,297
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,941
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,479
County of Marin, Marin Water District Financing Authority, Subordinated Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,274
County of San Mateo, Silicon Valley Clean Water Rev., 5.00%, 2/1/2030	790	903
East Bay Municipal Utility District Water System Series 2019A, Rev., 5.00%, 6/1/2038	1,595	2,108
Eastern Municipal Utility District, Wastewater System Series A-2, Rev., 5.00%, 6/1/2038	1,580	2,304
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2032	1,050	1,451
Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,685
Series 2020A, Rev., 5.00%, 7/1/2034	1,250	1,713
Series 2020A, Rev., 5.00%, 7/1/2036	1,850	2,516
Metropolitan Water District of Southern California, Waterworks
Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,152
Series A, Rev., 5.00%, 10/1/2029	1,500	1,594
Series 2019A, Rev., 5.00%, 7/1/2038	2,500	3,266
Novato Sanitary District Rev., 5.00%, 2/1/2026	1,530	1,910
San Diego County Water Authority Series 2016B, Rev., 5.00%, 5/1/2036	1,300	1,574
Santa Clara Valley Water District, Water System Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,958
Silicon Valley Clean Water, Wastewater Series A, Rev., 3.00%, 3/1/2024	2,000	2,135
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2030	1,050	1,270
Rev., 5.00%, 8/1/2031	1,420	1,711
Rev., 5.00%, 8/1/2032	2,410	2,892
State of California Department of Water Resources, Central Valley Project, Water System, Tax-Exempt
Series BB, Rev., 5.00%, 12/1/2026	7,000	8,923
Series BB, Rev., 5.00%, 12/1/2028	7,000	9,410
Western Municipal Water District Facilities Authority, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2029	325	448
Series 2020A, Rev., 5.00%, 10/1/2031	305	429

		75,722

Total California		392,606

TOTAL MUNICIPAL BONDS (Cost $368,488)		392,606

	Shares (000)
SHORT-TERM INVESTMENTS — 4.7%
INVESTMENT COMPANIES — 4.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09%(c)(d)(Cost $19,350)	19,346	19,358

Total Investments — 99.2% (Cost $387,838)		411,964
Other Assets Less Liabilities — 0.8%		3,526

Net Assets — 100.0%		415,490

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$1,096	$—	$1,096
Education	—	21,347	—	21,347
General Obligation	—	138,735	—	138,735
Hospital	—	23,818	—	23,818
Housing	—	2,422	—	2,422
Industrial Development Revenue/Pollution Control Revenue	—	2,785	—	2,785
Other Revenue	—	25,542	580	26,122
Prerefunded	—	22,715	—	22,715
Transportation	—	51,786	—	51,786
Utility	—	26,058	—	26,058
Water & Sewer	—	75,722	—	75,722

Total California	—	392,026	580	392,606

Total Municipal Bonds	—	392,026	580	392,606

Short-Term Investments
Investment Companies	19,358	—	—	19,358

Total Investments in Securities	$19,358	$392,026	$580	$411,964

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (a)(b)	$27,424	$106,451	$114,523	$(1)	$7	$19,358	19,346	$65	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.